Subsequent Events	6 Months Ended
Jan. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

The Company evaluated subsequent events through April 30, 2022, the date on which these financial statements were issued, and the management determined that other than those that have been disclosed in the consolidated financial statements and subsequent events disclosed above, no subsequent events that require recognition and disclosure in the consolidated financial statements.